Future Maturities of Long-Term Debt And Deferred Financing Costs - Detail (Detail) $ in Millions	Feb. 25, 2017 USD ($)
2017	$ 202.6
2018	73.5
2019	332.8
2020	201.1
2021	3,302.7
Thereafter	7,699.4
Total	$ 11,812.1